FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2007
Institutional Investment Manager Filing this report:

Name:      SouthernSun Asset Management, Inc. (fka Cook Mayer Taylor)
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             May 14, 2007

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    72172  1952185 SH       SOLE                  1952185
Affiliated Managers Group      COM              008252108    59202   546397 SH       SOLE                   546397
America Svc Group              COM              02364L109    30396  1823400 SH       SOLE                  1823400
Andrew Corporation             COM              034425108    40438  3818473 SH       SOLE                  3818473
Caraustar Industries           COM              140909102    18757  2986827 SH       SOLE                  2986827
Cascade Corp.                  COM              147195101    59495   993563 SH       SOLE                   993563
Columbia Sportswear Co.        COM              198516106    52829   847848 SH       SOLE                   847848
Darling International          COM              237266101    45028  6927438 SH       SOLE                  6927438
Del Monte Foods                COM              24522P103     1814   158030 SH       SOLE                   158030
Flowserve Corp.                COM              34354P105    61309  1072017 SH       SOLE                  1072017
IDEX Corp.                     COM              45167R104     7495   147302 SH       SOLE                   147302
James River Coal Company       COM              470355207    13950  1867529 SH       SOLE                  1867529
Lubrizol Corporation           COM              549271104    55296  1073075 SH       SOLE                  1073075
MeadWestvaco Corp.             COM              583334107     5599   181550 SH       SOLE                   181550
Newfield Exploration Co.       COM              651290108    48237  1156490 SH       SOLE                  1156490
Newport Corp.                  COM              651824104    53635  3276413 SH       SOLE                  3276413
OGE Energy Corp.               COM              670837103    48303  1244922 SH       SOLE                  1244922
Pentair Inc.                   COM              709631105     5517   177055 SH       SOLE                   177055
Polaris Industries Inc.        COM              731068102    43226   900918 SH       SOLE                   900918
Quanex Corporation             COM              747620102    54433  1285318 SH       SOLE                  1285318
Russell 2000 Index Fund        COM              464287655    14128   177687 SH       SOLE                   177687
Smithfield Foods Inc.          COM              832248108    58736  1961132 SH       SOLE                  1961132
Tractor Supply Co.             COM              892356106    28430   552047 SH       SOLE                   552047
Trinity Industries Inc.        COM              896522109    65161  1554403 SH       SOLE                  1554403
URS Corporation                COM              903236107    58807  1380770 SH       SOLE                  1380770
Washington Federal Inc.        COM              938824109    46022  1961710 SH       SOLE                  1961710
Federal Home Loan Mtg. Pfd.F   PFD              313400863      339     7350 SH       SOLE                     7350